Right-Of-Use Assets and Lease Liabilities - Schedule of Maturities of Lease (Details) - Dec. 31, 2024	MYR (RM)	USD ($)
Maturities of Lease
Maturities of Lease	RM 747,819	$ 167,092
Year ending December 31, 2025 [Member]
Maturities of Lease
Maturities of Lease	276,524	61,786
Year ending December 31, 2026 [Member]
Maturities of Lease
Maturities of Lease	292,705	65,402
Year ending December 31, 2027 [Member]
Maturities of Lease
Maturities of Lease	RM 178,590	$ 39,904